Income taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits
Significant components of the Company’s net deferred income tax liability as at June 30, 2019 and June 30, 2018 are as follows:

	June 30, 2019	June 30, 2018
	$	$

Broadcast licenses	(17,967)	(17,967)
Tangible benefit obligation	1,644	2,171
Deferred revenue	372	—
Foreign tax credits	4,238	2,324
Property and equipment	1,501	697
Share issuance costs and deferred financing fees	(759)	(1,603)
Investment in film and television programs and acquired and library content	(16,146)	(27,568)
Intangible assets	2,094	(9,633)
Non-capital losses and other	8,617	33,900

Net deferred income tax liability	(16,406)	(17,679)

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate
The reconciliation of income taxes computed at the statutory tax rates to income tax expense (recovery) is as follows:

	June 30, 2019	June 30, 2018
	$	$

Income tax expense (recovery) based on combined federal and provincial tax rates of 31% (June 30, 2018 - 31%)	(25,391)	(1,664)
Income taxes increased (reduced) by:
Share-based compensation	7	915
Non-taxable or non-deductible portion of capital gain/(loss)	(4,768)	(1,024)
Tax rate differential	10,536	3,675
Non-controlling interest	(5,946)	(2,223)
Tax rate change on opening balance	—	2,120
Derecognition of deferred tax assets	21,743	—
Other	113	(308)
Provision for income taxes	(3,706)	1,491